Leases - Schedule of Expenses Incurred with Respect to Finance Leases (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Expenses Incurred With Respect To Finance Leases Abstract
Amortization expense	$ 85,985	$ 85,986	$ 171,971	$ 171,971	$ 343,942	$ 200,633
Interest expense	0	12,734	5,298	27,718	45,987	36,865
Total finance lease expense	$ 85,985	$ 98,720	$ 177,269	$ 199,689	$ 389,929	$ 237,498